The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 42.5%
	AGGREGATE BOND — 5.5%
20,228	AB High Yield ETF	$736,502
90,630	iShares Yield Optimized Bond ETF	2,010,173
		2,746,675
	BROAD BASED — 0.1%
3,953	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	76,490
	BROAD MARKET — 1.7%
5,031	Schwab Fundamental U.S. Broad Market ETF	329,933
1,538	Vanguard U.S. Momentum Factor ETF	231,008
2,139	Vanguard U.S. Quality Factor ETF	286,829
		847,770
	CONSUMER STAPLES — 1.7%
8,998	Fidelity MSCI Consumer Staples Index ETF	426,529
2,101	Vanguard Consumer Staples ETF	426,566
		853,095
	CONVERTIBLE — 0.0%
144	iShares Convertible Bond ETF	11,323
	CORPORATE — 21.7%
86,510	Franklin Senior Loan ETF	2,111,709
28,462	iShares High Yield Systematic Bond ETF	1,321,776
17,469	iShares Investment Grade Systematic Bond ETF	774,925
78,652	Principal Active High Yield ETF	1,498,352
25,793	SPDR Portfolio Intermediate Term Corporate Bond ETF	839,820
77,860	SPDR Portfolio Short Term Corporate Bond ETF	2,312,442
79,224	VanEck IG Floating Rate ETF	2,021,004
		10,880,028
	EMERGING MARKETS — 0.6%
3,805	Columbia EM Core ex-China ETF	121,456
2,542	Schwab Fundamental Emerging Markets Equity ETF	75,167
2,958	SPDR S&P Emerging Markets Dividend ETF	104,417
		301,040
	GLOBAL — 0.4%
1,589	SPDR Global Dow ETF	203,583
	GOVERNMENT — 2.0%
10,786	iShares 7-10 Year Treasury Bond ETF	1,010,109
	INTERNATIONAL — 1.0%
3,091	Invesco S&P International Developed Momentum ETF	127,658
1,697	iShares Currency Hedged MSCI EAFE Small-Cap ETF	54,199

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
2,800	Schwab Fundamental International Equity ETF	$98,084
2,819	SPDR Portfolio Developed World ex-US ETF	98,891
2,498	Vanguard FTSE Developed Markets ETF	123,451
		502,283
	LARGE-CAP — 2.8%
427	Invesco QQQ Trust Series 1	204,580
3,807	Schwab Fundamental U.S. Large Co. ETF	254,993
2,403	Schwab U.S. Large-Cap Growth ETF	242,319
4,037	SPDR Portfolio S&P 500 Value ETF	196,763
1,131	Vanguard Mega Cap ETF	223,135
1,706	Vanguard Value ETF - Class A	273,659
		1,395,449
	LONG TERM CORPORATE BOND — 2.0%
23,687	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	1,009,303
	MID-CAP — 1.3%
1,622	Invesco S&P MidCap 400 Pure Value ETF	181,195
2,125	Invesco S&P Midcap 400 Revenue ETF	233,290
2,005	Invesco S&P MidCap Momentum ETF	228,550
		643,035
	PRECIOUS METALS — 0.5%
4,661	abrdn Physical Silver Shares ETF*	129,762
2,310	iShares Gold Trust*	101,478
		231,240
	SMALL-CAP — 1.1%
3,288	Dimensional U.S. Small Cap ETF	197,543
2,498	Invesco S&P SmallCap Momentum ETF	150,005
3,563	JPMorgan Market Expansion Enhanced Equity ETF	201,808
		549,356
	THEMATIC — 0.1%
1,442	Global X U.S. Infrastructure Development ETF	53,383
	Total Exchange-Traded Funds
	(Cost $20,436,592)	21,314,162
	MUTUAL FUNDS — 49.9%
	AGGREGATE BOND — 13.0%
141,695	Allspring Core Plus Bond Fund - Class R6	1,574,232
274,941	DFA Diversified Fixed Income Portfolio - Class Institutional	2,515,708
137,367	Vanguard Core Bond Fund - Class Admiral	2,434,139
		6,524,079

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET — 0.5%
6,310	DFA U.S. Core Equity 1 Portfolio - Class Institutional	$254,811
	BLEND LARGE CAP — 0.9%
6,419	DFA U.S. Large Co. Portfolio - Class Institutional	232,420
2,888	Schwab S&P 500 Index Fund	243,348
		475,768
	BLEND MID CAP — 0.6%
8,379	Vanguard Strategic Equity Fund - Class Investor	304,661
	EMERGING MARKET STOCK — 0.2%
988	New World Fund, Inc. - Class F-3	79,235
	EMERGING MARKETS BOND — 11.2%
291,013	Nuveen Emerging Markets Debt Fund - Class R6	2,441,599
137,641	Vanguard Emerging Markets Bond Fund - Class Admiral	3,167,111
		5,608,710
	FOREIGN AGGREGATE BOND — 12.3%
205,031	DFA Short Duration Real Return Portfolio - Class Institutional	2,177,426
372,092	Dodge & Cox Global Bond Fund - Class I	3,977,667
		6,155,093
	FOREIGN BLEND — 1.0%
3,924	DFA International Small Co. Portfolio - Class Institutional	77,336
12,332	Dimensional Global Equity Portfolio - Class Institutional	409,176
		486,512
	FOREIGN VALUE — 0.9%
2,666	American Beacon EAM International Small Cap Fund - Class R5	49,104
2,214	DFA International Small Cap Value Portfolio - Class Institutional	49,388
4,892	DFA International Value Portfolio - Class Institutional	102,298
15,906	Dodge & Cox Global Stock Fund - Class I	249,879
		450,669
	GENERAL CORPORATE BOND — 4.1%
216,842	T Rowe Price Institutional Floating Rate Fund - Class I	2,051,324
	GROWTH BROAD MARKET — 0.7%
5,680	New Perspective Fund - Class R-6	354,655
	GROWTH LARGE CAP — 0.6%
4,679	Nuveen Large Cap Growth Index Fund - Class R6	292,643
	GROWTH SMALL CAP — 0.3%
1,667	Vanguard Explorer Fund - Class Admiral	177,960

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	HIGH YIELD BOND — 3.0%
157,624	American High-Income Trust - Class F-3	$1,506,887
	VALUE MID CAP — 0.6%
5,495	DFA U.S. Targeted Value Portfolio - Class Institutional	174,807
4,830	Vanguard Selected Value Fund - Class Investor	141,664
		316,471
	Total Mutual Funds
	(Cost $24,397,064)	25,039,478
	MONEY MARKET FUNDS — 6.2%
3,004,464	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.19%[1]	3,004,464
84,839	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.14%	84,839
	Money Market Funds
	(Cost $3,089,303)	3,089,303
	TOTAL INVESTMENTS — 98.6%
	(Cost $47,922,959)	49,442,943
	Other Assets in Excess of Liabilities — 1.4%	716,341
	TOTAL NET ASSETS — 100.0%	$50,159,284

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2024.